Note 10 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 42,298
20220	40,823
2023	39,373
2024	37,534
2025	$ 36,759